Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Registrant Name	dei_EntityRegistrantName	FRANKLIN VALUE INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000856119
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2018
Prospectus Date	rr_ProspectusDate	Dec. 20, 2018